Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000100297
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 13,469	$ 12,764	$ 11,744	$ 11,922	$ 11,744	$ 10,301	$ 11,239	$ 10,956	$ 10,636	$ 9,934	$ 9,900
C000093604
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,013	13,231	12,144	12,311	12,097	10,585	11,512	11,183	10,819	10,069	10,000
C000176299
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 13,986	13,220	12,133	12,298	12,071	10,559	11,485	11,167	10,802	10,060	10,000
C000024652
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 9,979	9,535	9,465	10,009	10,630	10,610	10,023	9,686	9,671	9,674	9,549
C000024654
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 9,834	9,397	9,327	9,953	10,635	10,696	10,181	9,914	9,975	10,053	10,000
C000219628
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,565	10,070	9,971	10,518	11,137	11,111	10,496	10,143	10,127	10,130	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 12,036	11,466	10,895	10,628	10,622	10,609	10,375	10,160	10,048	10,012	10,000
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,223	13,403	12,312	12,081	11,904	10,714	11,128	10,813	10,506	9,956	10,000
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 12,036	11,466	10,895	10,628	10,622	10,609	10,375	10,160	10,048	10,012	10,000
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,223	13,403	12,312	12,081	11,904	10,714	11,128	10,813	10,506	9,956	10,000
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 12,036	11,466	10,895	10,628	10,622	10,609	10,375	10,160	10,048	10,012	10,000
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 14,223	13,403	12,312	12,081	11,904	10,714	11,128	10,813	10,506	9,956	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 11,163	10,592	10,447	10,979	11,547	11,557	10,798	10,341	10,261	10,243	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 11,163	10,592	10,447	10,979	11,547	11,557	10,798	10,341	10,261	10,243	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 11,163	$ 10,592	$ 10,447	$ 10,979	$ 11,547	$ 11,557	$ 10,798	$ 10,341	$ 10,261	$ 10,243	$ 10,000